Long-Term Debt - Additional Information - NOK Bonds (Detail) - Teekay LNG - Nibor Loan - Norwegian Kroner-denominated Bonds due through August 2023 $ in Millions, kr in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt | kr		kr 3.1
Debt instrument, carrying amount | $	$ 353.0
Debt instrument transfer of principal amount	$ 382.5	kr 3.1
Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%	5.92%
Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	6.00%
Fixed interest rates based on cross currency swaps	7.89%	7.89%